Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory [Abstract]
Inventory
8.	Inventory

The Company’s inventory prior to the sale of RPK included consumer packaging inventory and dried cannabis flower finished product at RPK in Portugal. During the year ended December 31, 2024, concurrent to the sale of RPK (note 5), the Company derecognized inventory with a net book value of $895,715.

Biological assets

As at December 31, 2024, the Company no longer owns any cannabis plants.

7.	Inventory

The Company’s inventory as of December 31, 2023 included consumer packaging inventory and dried cannabis flower finished product at RPK in Portugal with a total carrying amount of $1,286,894. During the year ended December 31, 2023, inventories with a cost of $1,544,169 were recorded as cost of sales.

During the year ended December 31, 2024, concurrent to the sale of RPK (note 5), the Company derecognized inventory with a net book value of $895,715.

Biological assets

Set out below is a reconciliation of the Company’s biological assets as at December 31, 2024 and 2023:

For the years ended December 31,	2024	2023
Balance, beginning of the year	$-	$809,180
Loss on change in fair value of biological assets	-	(822,942)
Movement in exchange rate	-	13,762
Balance, end of the year	$-	$-

At December 31, 2023, there were no cannabis plants in the ground and only the mother plants remained. Hence, there were no biological assets recognized during the year ended December 31, 2023.

As at December 31, 2024, in connection with the sale of RPK, the Company no longer owns any cannabis plants.